Income Taxes - Schedule of Significant Components of Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$ 45,574	$ 27,618
Research tax credits	10,124	8,313
Lease liability	13,769	13,335
Capitalized R&D	15,726	20,155
Intangible assets	39	44
Other, net	2,268	2,637
Total deferred tax assets	87,500	72,102
Less valuation allowance	(75,150)	(58,844)	$ (38,323)
Net deferred tax assets	12,350	13,258
Deferred tax liabilities:
ROU asset	(12,259)	(13,169)
Property and equipment	(91)	(89)
Total deferred tax liabilities	(12,350)	(13,258)
Net deferred tax assets	$ 0	$ 0